UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -------------

Check here if Amendment [ ]: Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
Address:   7 Clifford Street
           London, W1S 2FT, United Kingdom


Form 13F File Number: 028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
Title:  Head of Compliance
Phone:  +44 20 7440 2330


Signature, Place and Date of Signing:

/s/ Angus Milne              London, United Kingdom             August 14, 2012
----------------------       ----------------------             ---------------
   [Signature]                    [City, State]                     [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              18
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Form 13F Information Table Value Total:          $33,307
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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


                                               ALGEBRIS INVESTMENTS (UK) LLP
                                                 FORM 13F INFORMATION TABLE
                                                Quarter Ended June 30, 2012

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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO          COM            025816109    3,609   62,000  SH  PUT  SOLE                 62,000
APOLLO GLOBAL MGMT LLC       CL A SHS       037612306      135   10,900  SH       SOLE                 10,900
BANK OF AMERICA CORPORATION  COM            060505104      195   23,875  SH       SOLE                 23,875
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108    2,401  183,700  SH       SOLE                183,700
CITIGROUP INC                COM NEW        172967424    7,004  255,533  SH       SOLE                255,533
GOLDMAN SACHS GROUP INC      COM            38141G104      212    2,215  SH       SOLE                  2,215
HARTFORD FINL SVCS GROUP INC COM            416515104    2,750  155,966  SH       SOLE                155,966
HARTFORD FINL SVCS GROUP INC COM            416515104    3,526  200,000  SH  CALL SOLE                200,000
JPMORGAN CHASE & CO          COM            46625H100      407   11,400  SH       SOLE                 11,400
MASTERCARD INC               CL A           57636Q104    2,624    6,100  SH  PUT  SOLE                  6,100
METLIFE INC                  COM            59156R108    5,405  175,200  SH       SOLE                175,200
PRUDENTIAL FINL INC          COM            744320102      305    6,300  SH       SOLE                  6,300
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M  780097796    2,628  150,000  SH       SOLE                150,000
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R 780097747      436   25,000  SH       SOLE                 25,000
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T  780097713      983   50,000  SH       SOLE                 50,000
SEACOAST BKG CORP FLA        COM            811707306      116   77,800  SH       SOLE                 77,800
VIRGINIA COMM BANCORP INC    COM            92778Q109      130   15,400  SH       SOLE                 15,400
WELLS FARGO & CO NEW         COM            949746101      441   13,200  SH       SOLE                 13,200